SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross lease liabilities		$ 25,817,619
Less: Imputed interest		(12,832,744)
Lease liabilities		12,984,875
Lease liabilities – Current		1,590,538	[1]
Lease liabilities - Non-Current		11,394,337	[1]
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities		1,664,966
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities		6,280,716
Later than five years [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities		$ 17,871,937

[1]	Restatement details in Note 2